REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES - Disaggregation of Revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 90,246	€ 95,058	€ 39,481
Revenue recognized at a point in time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	81,761	89,316	36,832
Revenue recognized over time
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	8,485	5,742	2,649
Machines
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	77,554	73,151	25,626
Spare Parts
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	9,722	14,302	8,081
Service
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	1,781	1,978	3,802
Other
REVENUE FROM CONTRACTS WITH CUSTOMERS AND COST OF SALES
Revenue	€ 1,189	€ 5,627	€ 1,971